Equity	6 Months Ended
Mar. 31, 2024
Equity [Abstract]
EQUITY
20.	EQUITY

(a) Ordinary shares

The Company was established under the laws of the BVI on January 24, 2019.

On April 12, 2024, the Company effected a reverse share split (the “Reverse Share Split”) of the Company’s ordinary shares at a ratio of 1-for-40 so that every forty shares are combined into one share (with the fractional shares rounding off to the nearest whole share). All numbers of shares and per share data presented in the unaudited interim condensed consolidated financial statements and related notes have been retroactively restated to reflect the reverse share split stated above.

(a) Statutory reserve and restricted net assets

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The Company’s restricted net assets, comprising of the registered paid-in capital and statutory reserve of Company’s PRC subsidiaries and VIE and VIE’s subsidiaries, were $26,912,729 and $37,222,637 as of September 30, 2023 and March 31, 2024, respectively.

(b) Warrant

In January 2021, the warrant shares were granted to an underwriter to purchase 303,850 ordinary shares at $4.40 per share. The warrant shares can be purchased in cash or via the cashless exercise option. The warrant holders exercised 303,850 warrants via cashless option to receive 224,289 ordinary shares for free.

In June 2021, warrant shares were granted to investors in the Company’s direct public offering to purchase 1,794,871 ordinary shares at $4.68 per share. The investors exercised 1,794,871 warrants via cashless option to receive 806,243 ordinary shares for free during the year ended September 30, 2023. Warrants shares were also granted to FT Global Capital, Inc. to purchase 217,948 ordinary shares at $5.85 per share, which were expired on June 1, 2023.

In June 2023, warrant shares were granted to investors in the Company’s direct public offering to purchase 10,000,000 ordinary shares at $1.20 per share. In August, 2023, the investors exercised 10,000,000 warrants via cashless option to receive 4,942,904 ordinary shares for free. In September 2023, 8,498,125 common warrants were granted to investors in the Company’s public offering with each common warrant to purchase four exchange warrants, by which the investors can purchase up to 33,992,500 ordinary shares at $1.13 per share. In the same month, the investors exercised 26,093,088 exchange warrants via cashless option to receive 26,093,088 ordinary shares for free.

As of March 31, 2024, there were 7,899,412 warrant shares granted to investors left unexercised, which are exercisable before September 11, 2026.

Following table summarizes the movement of warrant activities during the six months ended March 31, 2024:

	Ordinary Shares Number Outstanding*	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of September 30, 2023	197,485	$1.13	2.95	$-
Warrants Exercisable as of September 30, 2023	197,485	$1.13	2.95	$-
Warrants Granted	-	-	-	-
Warrants Exercises	-	-	-	-
Warrants Expired	-	-	-	-

Warrants Outstanding as of March 31, 2024 (Unaudited)	197,485	$1.13	2.45	$-
Warrants Exercisable as of March 31, 2024 (Unaudited)	197,485	$1.13	2.45	$-

*	The shares data are presented on a retrospective to reflect the 40 to 1 reverse share split.

(c) Non-controlling interests

As of March 31, 2024, the Company’s non-controlling interests include a 19.13% equity interest of Hengmao, 49% equity interest of Cenbird E-Motorcycle, which was acquired on September 10, 2019, and 40% equity interest of Changzhou Higgs, which was acquired on January 25, 2023. Non-controlling interests of Tianjin Dilang was derecognized after the disposal of 80% equity interest of Tianjin Dilang.